DEPOSITS	12 Months Ended
Jun. 30, 2016
Deposits [Abstract]
DEPOSITS

12.	DEPOSITS

Retail deposit accounts are summarized as follows:

	2016		2015
	Amount	Percent of Portfolio	Amount	Percent of Portfolio
	(Dollars in Thousands)
Non-interest earning checking	$17,284	12.2%	$17,806	12.8%
Interest-earning checking	22,201	15.7	20,238	14.6
Savings accounts	47,232	33.5	45,092	32.5
Money market accounts	23,050	16.3	23,601	17.0
Savings certificates	30,250	21.4	31,326	22.5
Advance payments by borrowers for taxes and insurance	1,261	0.9	865	0.6

Total	$141,278	100.0%	$138,928	100.0%

The maturities of savings certificates at June 30, 2016, are summarized as follows:

(Dollars in Thousands)
Within one year	$23,898
Beyond one year but within two years	3,394
Beyond two years but within three years	1,221
Beyond three years but within four years	1,041
Beyond four years but within five years	567
Beyond five years	129

Total	$30,250

Savings certificates with balances of $250 thousand or more amounted to $255 thousand and $0 on June 30, 2016 and 2015, respectively. At June 30, 2016, the Savings Bank had brokered CDs totaling $1.5 million. At June 30, 2015, the Savings Bank had no brokered CDs.

Interest expense by deposit category for the years ended June 30 is as follows:

	2016	2015	2014
	(Dollars in Thousands)
Interest-earning checking	$4	$4	$4
Savings accounts	22	21	29
Money market accounts	22	22	22
Savings certificates	162	170	275

Total	$210	$217	$330